Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill Information
Goodwill acquired during the period	$ 327	$ 255
Goodwill acquired during the period which is deductible for tax purposes	41	7
Increase (decrease) in goodwill related to preliminary allocation of purchase price for prior acquisitions	12	4
Goodwill
Balance at the beginning of the period	7,047	6,820
Acquisition activity	339	259
Translation and other	(1)	(32)
Balance at the end of the period	7,385	7,047
Industrial
Goodwill
Balance at the beginning of the period	1,972	1,761
Acquisition activity	204	205
Translation and other	(2)	6
Balance at the end of the period	2,174	1,972
Safety and Graphics
Goodwill
Balance at the beginning of the period	1,713	1,746
Acquisition activity	41	3
Translation and other	(3)	(36)
Balance at the end of the period	1,751	1,713
Electronics and Energy
Goodwill
Balance at the beginning of the period	1,608	1,591
Acquisition activity	0	6
Translation and other	14	11
Balance at the end of the period	1,622	1,608
Health Care
Goodwill
Balance at the beginning of the period	1,508	1,517
Acquisition activity	88	3
Translation and other	2	(12)
Balance at the end of the period	1,598	1,508
Consumer
Goodwill
Balance at the beginning of the period	246	205
Acquisition activity	6	42
Translation and other	(12)	(1)
Balance at the end of the period	$ 240	$ 246